Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, shares	5,396,650	11,500,000	11,500,000
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.47	$ 10.21	$ 10.21
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	3,405,000	3,405,000	0
Common stock, shares outstanding	3,405,000	3,405,000	0